EQUITY-BASED COMPENSATION - Wheels Up stock option plan (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of Stock Options
Granted		14,740
Weighted-Average Grant Date Fair Value
Outstanding stock options	$ 0.64	$ 0.33
Granted		0.84
Expired/forfeited	0.27	0.29
Outstanding stock options	$ 0.84	$ 0.64
Stock Option Plan
Number of Stock Options
Outstanding stock options	35,229	21,910
Granted		14,740
Expired/forfeited	(151)	(1,421)
Outstanding stock options	35,173	35,229
Exercisable stock options	19,851	9,453
Weighted-Average Exercise Price
Outstanding stock options	$ 3.46	$ 3.31
Granted		3.65
Expired/forfeited	3.24	3.13
Outstanding stock options	3.46	3.46
Exercisable stock options	3.32	3.25
Weighted-Average Grant Date Fair Value
Outstanding stock options	0.54	0.32
Granted		0.84
Expired/forfeited	0.27	0.29
Outstanding stock options	0.54	0.54
Exercisable stock options	$ 0.36	$ 0.32